SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21423

THE GABELLI DIVIDEND & INCOME TRUST

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 921-5070

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of The Gabelli Dividend & Income Trust (the “Fund”) to be redeemed:

Series E Auction Rate Preferred Shares, par value $0.001 per share, liquidation preference of $25,000 per share (the “Series E Preferred”) (CUSIP # 36242H609).

(2)	The date on which the securities are to be called or redeemed:

The Series E Preferred will be redeemed on November 15, 2018 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series E Preferred are to be redeemed pursuant to Part I, Section 3(a)(i) of the Fund’s Statement of Preferences of Series E Auction Rate Preferred Shares creating and fixing the rights of the Series E Preferred, a form of which was filed with the Securities and Exchange Commission on November 2, 2005 as Exhibit (D)(ii) to Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem approximately 18% (860 shares) of its outstanding Series E Preferred at the redemption price of $25,000 per share, plus an amount equal to any accumulated but unpaid dividends and distributions thereon (whether or not earned or declared) to the Redemption Date. The Depository Trust Company will determine the allocations of this partial redemption of the outstanding Series E Preferred by lottery among each participant account.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 16th day of October, 2018.

The Gabelli Dividend & Income Trust

/s/ Bruce N. Alpert
By: Bruce N. Alpert
Title: President and Principal Executive Officer

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